Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based compensation
Schedule of effect of share-based compensation on profit or loss

	2019	2018	2017
Research and development	433,536	880,982	511,789
General and administration	1,252,429	1,417,951	288,399
Total share‑based compensation	1,685,965	2,298,933	800,188

	2019	2018	2017
Equity sharing certificate plan	37,776	77,336	28,588
Share purchase plan	45,593	38,296	34,821
Share option plans	1,602,596	2,183,301	736,779
Total share‑based compensation	1,685,965	2,298,933	800,188

Schedule of movements in number of subscription rights outstanding

	2019	2018	2017
At January 1	265,600	275,933	354,433
Granted	—	—	108,000
Expired	(66,850)	(10,333)	(78,500)
Exercised	—	—	(108,000)
At December 31	198,750	265,600	275,933

Schedule of outstanding subscription rights
	Subscription prices / floor prices (CHF)
At December 31, 2019
Expiry date	1.00 / 2.30	2.00 / 2.30	Total
2024	90,750	—	90,750
2027	—	108,000	108,000
Total subscription rights	90,750	108,000	198,750

	Subscription prices / floor prices (CHF)
At December 31, 2018
Expiry date	1.00 / 2.30	2.00 / 2.30	Total
2019	151,600	—	151,600
2020	6,000	—	6,000
2027	—	108,000	108,000
Total subscription rights	157,600	108,000	265,600

	Subscription prices / floor prices (CHF)
At December 31, 2017
Expiry date	1.00 / 2.30	2.00 / 2.30	5.00 /10.00	7.00 / 14.00	Total
2018	—	—	8,000	2,333	10,333
2019	151,600	—	—	—	151,600
2020	6,000	—	—	—	6,000
2027	—	108,000	—	—	108,000
Total subscription rights	157,600	108,000	8,000	2,333	275,933

Schedule of share options granted

	Number	Exercise price	Expiry date
January 1, 2019	243,506	2.25	December 31, 2028
July 1, 2019	187,189	1.50	June 30, 2029
October 1, 2019	30,000	1.80	September 30, 2029
Total 2019	460,695

Schedule of movements in number of options outstanding

	2019	2018	2017
At January 1	5,128,680	2,661,096	779,813
Granted	460,695	2,467,584	1,901,283
Expired	(48,775)	—	(20,000)
At December 31	5,540,600	5,128,680	2,661,096

Schedule of outstanding share options
	Exercises prices (CHF)
At December 31, 2019
Expiry date	1.00	1.50	1.80	2.00	2.08	2.25	3.00	Total
2020	—	—	—	49,687	—	—	—	49,687
2021	—	—	—	105,000	50,000	—	—	155,000
2024	—	—	—	506,351	—	—	—	506,351
2027	292,261	—	—	1,609,022	—	—	—	1,901,283
2028	—	—	—	—	—	243,506	2,467,584	2,711,090
2029	—	187,189	30,000	—	—	—	—	217,189
Total	292,261	187,189	30,000	2,270,060	50,000	243,506	2,467,584	5,540,600

	Exercises prices (CHF)
At December 31, 2018
Expiry date	1.00	2.00	2.08	3.00	Total
2019	—	555,126	—	—	555,126
2020	—	49,687	—	—	49,687
2021	—	105,000	50,000	—	155,000
2027	292,261	1,609,022	—	—	1,901,283
2028	—	—	—	2,467,584	2,467,584
Total	292,261	2,318,835	50,000	2,467,584	5,128,680

	Exercises prices (CHF)
As December 31, 2017
Expiry date	1.00	2.00	2.08	3.00	Total
2019	—	555,126	—	—	555,126
2020	—	49,687	—	—	49,687
2021	—	105,000	50,000	—	155,000
2027	292,261	1,609,022	—	—	1,901,283
Total	292,261	2,318,835	50,000	—	2,661,096

Schedule of inputs to option pricing model

	2019	2018	2017
Weighted average share price per share at the grant date	CHF 1.93	CHF 2.94	CHF 2.27
Weighted average strike price per share	CHF 1.92	CHF 3.00	CHF 1.85
Weighted average volatility	36.45%	36.86%	43.00%
Dividend yield	—	—	—
Weighted average annual risk free rate / annual risk‑free rate	0.13%	0.13%	0.13%